Commitments and Contingencies - Summary of Shipbuilding Contracts for Ships (Details) - Ocean Ships [member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024
Disclosure of commitments and contingencies [line items]
Price	$ 2,483,096	$ 2,270,400
Ship XVII
Disclosure of commitments and contingencies [line items]
Price		$ 567,600
Delivery Date		2028
Ship XVIII
Disclosure of commitments and contingencies [line items]
Price		$ 567,600
Delivery Date		2029
Ship XIX
Disclosure of commitments and contingencies [line items]
Price		$ 567,600
Delivery Date		2030
Ship XX
Disclosure of commitments and contingencies [line items]
Price		$ 567,600
Delivery Date		2030